Annual Fund Operating Expenses - Delaware VIP International Series - Delaware VIP International Series - Service Class	Sep. 18, 2020
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.13%	[1]
Total annual series operating expenses	1.28%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual series operating expenses after fee waivers	1.16%

[1]	“Other expenses” for Service Class are estimated for the current fiscal year.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from Sept. 18, 2020 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.